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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: /  /   (a)
       or fiscal year ending: 12/31/2006   (b)

Is this a transition report?: (Y/N)      N

Is this an amendment to a previous filing? (Y/N)   N

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.  A. Registrant Name: The Prudential Variable Contract Account - 24

    B. File Number: 811-1612

    C. Telephone Number: 800-458-6333

2.  A.  Street: 30 Scranton Office Park

    B. City: Scranton   C. State: PA    D. Zip Code: 18507      Zip Ext: 1789

    E. Foreign Country:                  Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?(Y/N) N

4.  Is this the last filing on this form by Registrant?(Y/N) N

5.  Is Registrant a small business investment company (SBIC)?(Y/N) N

6.  Is Registrant a unit investment trust(UIT)?(Y/N) Y
      (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company?(Y/N)______ (If answer is "N" (No), go to item 8.)

   B. How many separate series or portfolios did Registrant have at the end of the period? ______________________________________________________

SCREEN NUMBER: 01        PAGE NUMBER: 01

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For period ending 12/31/2006            If filing more than one
File number 811- 1612                   Page 2, "X": _______

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                        Is this the
Series                                                                 last filing
Number                           Series Name                           for this series?
------                    --------------------------                  -----------------
 1                                                                          (Y/N)

SCREEN NUMBER: 02         PAGE NUMBER: 02

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(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2006                If filing more than one
File number 811- 1612                       Page 47, "X":

UNIT INVESTMENT TRUSTS

111.  * A. Depositor Name: The Prudential Insurance Company of America

      B. File Number (If any):___________

      C. City: Newark     State: NJ     Zip Code: 07102         Zip Ext: 3777

      Foreign Country:____________________ Foreign Postal Code:______

111.  * A. Depositor Name:____________________________

      B. File Number (If any): _______________________

      C. City:_________   State:____     Zip Code:_____  Zip Ext:

      Foreign Country:____________________ Foreign Postal Code:______

112.  * A. Sponsor Name: ____________________________

      B. File Number (If any): ___________

      C. City: _____  State: ____  Zip Code: ____ Zip Ext:

      Foreign Country: ____________  Foreign Postal Code:_______

112.  * A. Sponsor Name: ____________________________

      B. File Number (If any): ___________

      C. City: _____  State: ____  Zip Code: ____ Zip Ext:

      Foreign Country: ____________  Foreign Postal Code:_______

SCREEN NUMBER: 55         PAGE NUMBER:47

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For period ending 12/31/2006             If filing more than one
File number 811- 1612                    Page 48, "X": _____

113.  * A. Trustee Name: _______________________________

        B. City:_______         State:_____     Zip Code:_____        Zip Ext:

        Foreign Country:__________________   Foreign Postal Code:

113.  * A. Trustee Name: _______________________________

        B. City:_______         State:_____     Zip Code:_____        Zip Ext:

        Foreign Country:__________________   Foreign Postal Code:

114.  * A. Principal Underwriter Name: _______________________________

        B. File Number:__________

        B. City:_______         State:_____     Zip Code:_____        Zip Ext:

        D. Foreign Country:__________________   Foreign Postal Code:

114.  * A. Principal Underwriter Name:________________________________

        B. File Number: _______________________________

        C. City:________      State:________  Zip Code:_________  Zip Ext:

        D. Foreign Country:__________________   Foreign Postal Code:

115.  * A. Independent Public Accountant Name:________________________

        B. City:____________     State:_____     Zip Code:___    Zip Ext:

        Foreign Country:__________________   Foreign Postal Code:_______

115.  *  A.  Independent Public Accountant Name:______________________________

         B. City:______         State:____       Zip Code:____         Zip Ext:

         Foreign Country:                       Foreign PostalCode:

SCREEN NUMBER: 56         PAGE NUMBER: 48

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For period ending 12/31/2006            If filing more than one
File number 811- 1612                   Page 49, "X": ___

116.  * A. Is Registrant part of a family of investment companies?(Y/N)
              ___________

       B. Identify the family in 10 letters: ________________
      (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  * A. Is Registrant a separate account of an insurance company?(Y/N) * ____

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B. Variable annuity contracts?(Y/N):____________________

      C. Scheduled premium variable life contracts?(Y/N):____________

      D. Flexible premium variable life contracts?(Y/N):________________

      E. Other types of insurance products registered under the Securities Acts of 1933?(Y/N)_________________

118. * State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 1

119. * State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
       _________________________

120. * State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)_________________________________________

121. * State the number of series for which a current prospectus was in existence at the end of the period ___________________________

122. * State the number of existing series for which additional units were registered under the Securities Act of 1933 during the period
       _____________________

SCREEN NUMBER: 57       PAGE NUMBER: 49

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For period ending 12/31/2006       If filing more than one
File number 811- 1612              Page 50, "X": ____

123. * State the total value of the additional units considered in* answering item 122 ($000's omitted) _______________________________

124. * State the total value of units prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)______________________________

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $_________________

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted)$________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                    Number of     Total Assets       Total Income
                                                     Series         ($000's         Distributions
                                                    Investing       omitted)        ($000's omitted)
                                                    ----------    -------------     ------------------
A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or
   debt of brokers' or dealers' parent

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
F. All other corporate intermed. & long term debt
G. All other corporate short- term debt
H. Equity securities of brokers or dealers
   or parents of brokers or dealers
I. Investment company equity securities
J. All other equity securities                           1        $837,487                 $15,679
K.   Other securities
L.  Total assets of all series of                        1        $837,487                 $15,679
     registrant

SCREEN NUMBER: 58       PAGE NUMBER: 50

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For period ending 12/31/2006              If filing more than one
File number 811- 1612                     Page 51, "X": ____

128. * Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N)
       _______________________

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?(Y/N)___________________________________.

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) ___________________________

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $6,276

132. * List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811- 1612                 811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-
811-                      811-                       811-                      811-

SCREEN NUMBER: 59       PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of Newark and
State of New Jersey on the 28th day of February, 2007.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

BY: /S/ John T. Fleurant                 WITNESS: /S/ William Sues

    John T. Fleurant                              William Sues
    Vice President                                Director, Separate Accounts